united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2300

Princeton Private Investment Fund

(Exact name of registrant as specified in charter)

8000 Norman Center Drive, Suite 630, Minneapolis, MN

(Address of principal executive offices) (Zip code)

Cassandra W. Borchers, Esq., Thompson Hine LLP

312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: (952) 897-5390

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Princeton Private Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Investments	Cost	Fair Value	% of Net Assets	Unrealized Gain / (Loss) from Investments
PRIVATE FUNDS - 74.1%
EPO Onshore Partners LP (a)	$ 2,178,900	$ 2,228,641	11.7%	$ 49,741
Guggenheim Private Debt Fund (a)	2,284,278	2,345,830	12.4	61,552
Key Stone Real Estate Lending (a)	2,000,000	2,000,000	10.5	-
KKR North America Fund XI L.P. (a)	7,445,194	7,509,529	39.5	64,335
TOTAL PRIVATE FUNDS	$ 13,908,372	$ 14,084,000	74.1%	$ 175,628

MUTUAL FUNDS - 24.8%
Credit Suisse Floating Rate High Income Fund - Institutional Class	2,353,500	2,356,956	12.4	3,456
Oppenheimer Senior Floating Rate Fund - Class I	2,353,500	2,359,304	12.4	5,804
TOTAL MUTUAL FUNDS	$ 4,707,000	$ 4,716,260	24.8%	$ 9,260

SHORT TERM INVESTMENT - 1.5%
Goldman Sachs Financial Square Funds -
Government Fund to yield 0.26% (b)	$ 279,966	$ 279,966	1.5%
TOTAL SHORT TERM INVESTMENT	$ 279,966	$ 279,966	1.5%

TOTAL INVESTMENTS - 100.4% (Cost - $18,895,338) (c)		$ 19,080,226
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4) %		(78,668)
NET ASSETS - 100.0%		$ 19,001,558

(a) Securities are restricted to resale.
(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,895,338 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:		$ 184,888
Unrealized Depreciation:		-
Net Unrealized Appreciation:		$ 184,888

The Fund's top asset classes as of December 31, 2016, are as follows:

		Percent of
Top Asset Classes		Net Assets
Private Funds		74.1%
Mutual Funds		24.8%
Other, Cash & Cash Equivalents		1.1%
		100.0%

Princeton Private Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Funds on a daily, monthly, or even quarterly basis (with respect to most Investment Funds). A large percentage of the securities in which the Investment Funds or certain other Underlying Funds invest will not have a readily ascertainable market price and will be valued by the Underlying Fund. In this regard, an Underlying Fund may face a conflict of interest in valuing the securities, as their value may affect the Underlying Fund’s compensation or its ability to raise additional funds. When investing in an Underlying Fund (other than publicly offered mutual funds and ETFs), the Advisor will conduct a due diligence review of the valuation methodology utilized by the Underlying Fund, which will include a determination whether the Underlying Fund utilizes market values when available, and otherwise will utilize principles of fair value which the Advisor believes are consistent with those used by the Fund. However, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Underlying Fund, the accuracy of the valuations provided by the Underlying Funds, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Advisor will oversee the valuation of the Fund’s investments pursuant to procedures adopted by the Board. The Advisor may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Advisor’s compensation. Moreover, the Advisor will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Underlying Fund. Further, such information is provided on a quarterly basis while the Fund will provide valuations on a monthly basis.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Princeton Private Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Private Funds	$ -	$ -	$ -	$ 14,084,000	$ 14,084,000
Mutual Funds	4,716,260	-	-	-	4,716,260
Short Term Investment	279,966	-	-	-	279,966
Total Investments:	$ 4,996,226	$ -	$ -	$ 14,084,000	$ 19,080,226

* Refer to the Portfolio of Investments for industry classification
It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the private equity is not being reported at fair value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Princeton Private Investment Fund

By

*/s/ John L. Sabre

John L. Sabre, Principal Executive Officer/ President

Date 3/1/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ John L. Sabre

John L. Sabre, Principal Executive Officer/ President

Date 3/1/2017

By

*/s/ Christopher Moran

Christopher Moran, Principal Financial Officer/ Treasurer

Date 3/1/2017